INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross					$ 26,900,000
Intangible Assets, Gross (Excluding Goodwill), Total					16,382,000	$ 18,196,000	$ 17,608,000
Amortization of Intangible Assets			$ 2,689,000		3,584,000	1,977,000
Amortization Of Intangible Assets Accumulated Amortization					1,900,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 12,300,000		12,300,000
Intangible Assets, Gross (Excluding Goodwill), Total	12,378,000		12,378,000		12,378,000	12,275,000	12,272,000
Amortization of Intangible Assets	200,000	$ 200,000	499,000	$ 500,000	$ 664,000	664,000
Amortization Of Intangible Assets Accumulated Amortization			$ 100,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			20 years		20 years
Filed Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total					$ 12,300,000
Provisional Patents And Pending Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total					100,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,600,000		$ 3,600,000		2,900,000	1,300,000
Intangible Assets, Gross (Excluding Goodwill), Total	18,171,000		18,171,000		16,455,000	14,788,000	$ 12,226,000
Amortization of Intangible Assets	$ 800,000	$ 800,000	$ 2,190,000	$ 2,200,000	2,920,000	$ 1,313,000
Software Development [Member] | xMax Cognitive Radio Products [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total					$ 1,800,000